Total
Argent Small Cap Fund
Argent Small Cap Fund
Investment Objective
The Argent Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Argent Small Cap Fund		Institutional Shares	Retail Shares
Management Fees (as a percentage of Assets)		0.65%	0.65%
Distribution and Service (12b-1) Fees		none	0.25%
Component1 Other Expenses		none	0.10%
Other Expenses (as a percentage of Assets):	[1]	0.23%	0.23%
Expenses (as a percentage of Assets)		0.88%	1.23%
Fee Waiver or Reimbursement		(0.03%)	(0.03%)
Net Expenses (as a percentage of Assets)	[2]	0.85%	1.20%
[1]	“Other Expenses” for Retail Shares are estimated for the current fiscal year and are based on those of the Institutional Shares.
[2]	Argent Capital Management LLC, the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive its management fees and/or reimburse expenses to ensure that the total amount of the Fund’s operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) does not exceed 0.85% of the Fund’s average annual net assets, through at least September 28, 2021. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, provided that the reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; and (2) any expense limitation in place at the time of the recoupment. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 28, 2021.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Argent Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	87	278	485	1,082
Retail Shares	122	387	673	1,486

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2019, the portfolio turnover rate for the Fund was 53% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of common stocks of U.S. small-capitalization (“small-cap”) companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-cap companies. As of March 31, 2020, the largest company in the Russell 2000® Index had a market capitalization of $11.28 billion.

The Fund will generally hold 60 to 80 stocks identified by the Fund’s investment advisor, Argent Capital Management LLC (the “Advisor”) through an active, bottom-up fundamental investment research process, which employs quantitative screening to identify incremental changes in fundamentals and qualitative research and analysis, emphasizing valuation and anticipating change to identify overlooked and underappreciated stocks in the small-cap universe. The Fund will invest in companies that, in the Advisor’s opinion, are undergoing positive fundamental change that is expected to result in superior returns over the long term and exhibit attractive reward opportunities when compared to the risk of investment. The Fund’s investment strategy is a “core” approach. The Fund is comprised of “core growth” stocks, which are companies with earnings and sales growth that are above the average compared to the market and that continue to reinvest in their business to seek further growth. The Fund also holds “core value” stocks, which are companies trading at significant discounts and are deemed to be undervalued by the market. The Fund incorporates a broad spectrum of investment opportunities in the small capitalization universe. The Advisor will sell an investment when the stock reaches the target value determined by the Advisor, if fundamentals supporting the stock’s value deteriorate, or when a better investment opportunity becomes available.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The following principal risks are applicable to investments in the Fund:

•	Management Risk. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Recent Market Events; General Market Risk. U.S. and international markets have experienced significant period of volatility in recent years and months due to a number of economic, political, and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues and growth concerns in the U.S. and overseas. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and these and other factors affecting the securities markets generally.

•	Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Small-Cap Company Risk. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of these companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies, or the stock market in general. Because of these movements, and because small-cap companies tend to be bought and sold less often and smaller amounts, they are generally less liquid than the equity securities of larger companies.

•
Growth-Style Investing Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market, and may not achieve the earnings growth expected.

•
Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
On September 28, 2018, the Argent Small Cap Core Fund, a private fund managed by the Advisor (the “Predecessor Fund”), converted into the Institutional Shares class of the Fund by contributing all of its assets to the Fund in exchange for Institutional Shares of the Fund. The Predecessor Fund was formed on July 15, 2008 to serve as a pooled investment vehicle for accredited investors, and since inception on July 25, 2008, the Predecessor Fund maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund. From the date of inception through the time of the conversion, the Predecessor Fund was managed by the Advisor and by the same portfolio managers as the Fund. The Fund’s performance set forth below is that of the Predecessor Fund through September 28, 2018 and includes the expenses of the Predecessor Fund for such periods. The performance includes gains or losses plus income and the reinvestment of all dividends and interest. All returns reflect the deduction of all actual fees and expenses paid by the Predecessor Fund, without provision for state or local taxes.

The financial statements of the Predecessor Fund were independently audited. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance. For periods beginning on September 28, 2018, the Fund’s performance has been calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Predecessor Fund.

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Institutional Shares of the Fund and the Predecessor Fund from year to year, as applicable. The performance shown is that of the Predecessor Fund for periods prior to September 28, 2018. The table shows how the Fund’s and the Predecessor Fund’s average annual returns for one year, five years, and ten years compared with those of the Russell 2000® Index, which is a broad measure of small-cap common stock performance. The Fund’s and the Predecessor Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.argentcapitalfunds.com.

Calendar Year Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 17.91% for the quarter ended March 31, 2019, and the lowest return for a calendar quarter was -25.51% for the quarter ended December 31, 2018.

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - Argent Small Cap Fund	Label	1 Year	5 Years	10 Years
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	25.52%	8.23%	11.83%
Institutional Shares	Returns Before Taxes	24.52%	6.19%	10.03%
Institutional Shares | After Taxes on Distributions	Return After Taxes on Distributions	24.48%
Institutional Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	14.55%

Institutional Shares (returns prior to September 28, 2018 are those of the Predecessor Fund)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Institutional Shares and after-tax returns for Retail Shares will vary. The Predecessor Fund was an unregistered fund that did not qualify as a regulated investment company for federal income tax purposes. As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to September 28, 2018.